The Value Line Tax Exempt Fund Inc
The Value Line Tax Exempt Fund, Inc.
Investment objectives
The primary investment objective of The Value Line Tax Exempt Fund, Inc. (the “Fund”) is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal.

Capital appreciation is a secondary objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Value Line Tax Exempt Fund Inc C000020641 The Value Line Tax Exempt Fund Inc
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.24%
Less: 12b-1 Fee Waiver	[1]	(0.25%)
Net Expenses		0.99%
[1]	For the period July 1, 2013 through June 30, 2014, EULAV Securities LLC (the "Distributor") contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets. The waiver cannot be modified or terminated before June 30, 2014 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
The Value Line Tax Exempt Fund Inc C000020641 The Value Line Tax Exempt Fund Inc	101	369	657	1,478

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategy of the Fund

To achieve the Fund’s investment objectives, under normal conditions EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in securities the income of which is exempt from regular federal income taxation and will not subject non-corporate shareholders to the alternative minimum tax. The Fund invests primarily in investment grade municipal bonds and expects to maintain an average maturity of between 7 and 20 years.

The Fund buys and sells municipal bonds with a view towards seeking a high level of current income exempt from federal income taxes. In selecting municipal bonds for purchase, the Adviser considers the bond’s credit quality and yield potential.

Principal risks of investing in the Fund

Investing in any mutual fund, including the Fund, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Fund, you assume a number of risks. Among them is interest rate risk, the risk that as interest rates rise, the value of some fixed income securities such as municipal securities may decrease; market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions; credit risk, the risk that any of the holdings in the Fund will have its credit downgraded or will default; income risk, the risk that the Fund’s income may decline because of falling interest rates and other market conditions; liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with reliance on credit ratings.

The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. There is a risk that a bond purchased by the Fund that was issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. New federal or state legislation also may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of municipalities to repay these obligations. Such reclassifications or actions could (i) subject you to increased tax liability, possibly retroactively, and/or (ii) cause the value of a security, and therefore the value of the Fund’s shares, to decline. In addition, the Fund is subject to the risk that the issuer of a security held by the Fund may not be able to make timely payments due to a general economic downturn, specific conditions affecting the issuer or a particular industry or market sector, or as a result of increased governmental costs. Although distributions of interest income from tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state local taxes on your fund distributions.

The price of the Fund’s shares will increase and decrease according to changes in the value of the Fund’s investments. The market values of municipal securities will vary inversely in relation to their yields.

The Fund’s annual portfolio turnover rate has exceeded 100% in three of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund’s portfolio were replaced in a period of one year. To the extent the Fund engages in short - term trading in attempting to achieve its investment objective, it will increase the Fund’s portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser will apply investment techniques in making decisions for the Fund, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. The Fund is not appropriate for Individual Retirement Accounts (“IRAs”) or other tax-advantaged retirement plans.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year (%)

Best Quarter: Q3 2009 +8.00%
Worst Quarter: Q3 2008 –5.15%

The Fund’s year-to-date return for the three months ended March 31, 2013, was -0.07%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns The Value Line Tax Exempt Fund Inc	Label	1 year	5 years	10 years
C000020641 The Value Line Tax Exempt Fund Inc	Return before taxes	5.78%	3.82%	3.37%
C000020641 The Value Line Tax Exempt Fund Inc After Taxes on Distributions	Return after taxes on distributions	5.78%	3.81%	3.30%
C000020641 The Value Line Tax Exempt Fund Inc After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	4.69%	3.74%	3.35%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.90%	5.10%

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Label	Element	Value
Risk/Return:	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE TAX EXEMPT FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000733257
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2013
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
The Value Line Tax Exempt Fund Inc
Risk/Return:	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Value Line Tax Exempt Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The primary investment objective of The Value Line Tax Exempt Fund, Inc. (the “Fund”) is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objectives, under normal conditions EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in securities the income of which is exempt from regular federal income taxation and will not subject non-corporate shareholders to the alternative minimum tax. The Fund invests primarily in investment grade municipal bonds and expects to maintain an average maturity of between 7 and 20 years.

The Fund buys and sells municipal bonds with a view towards seeking a high level of current income exempt from federal income taxes. In selecting municipal bonds for purchase, the Adviser considers the bond’s credit quality and yield potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To achieve the Fund’s investment objectives, under normal conditions EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in securities the income of which is exempt from regular federal income taxation and will not subject non-corporate shareholders to the alternative minimum tax. The Fund invests primarily in investment grade municipal bonds and expects to maintain an average maturity of between 7 and 20 years.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund, including the Fund, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Fund, you assume a number of risks. Among them is interest rate risk, the risk that as interest rates rise, the value of some fixed income securities such as municipal securities may decrease; market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions; credit risk, the risk that any of the holdings in the Fund will have its credit downgraded or will default; income risk, the risk that the Fund’s income may decline because of falling interest rates and other market conditions; liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with reliance on credit ratings.

The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. There is a risk that a bond purchased by the Fund that was issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. New federal or state legislation also may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of municipalities to repay these obligations. Such reclassifications or actions could (i) subject you to increased tax liability, possibly retroactively, and/or (ii) cause the value of a security, and therefore the value of the Fund’s shares, to decline. In addition, the Fund is subject to the risk that the issuer of a security held by the Fund may not be able to make timely payments due to a general economic downturn, specific conditions affecting the issuer or a particular industry or market sector, or as a result of increased governmental costs. Although distributions of interest income from tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state local taxes on your fund distributions.

The price of the Fund’s shares will increase and decrease according to changes in the value of the Fund’s investments. The market values of municipal securities will vary inversely in relation to their yields.

The Fund’s annual portfolio turnover rate has exceeded 100% in three of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund’s portfolio were replaced in a period of one year. To the extent the Fund engages in short - term trading in attempting to achieve its investment objective, it will increase the Fund’s portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser will apply investment techniques in making decisions for the Fund, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. The Fund is not appropriate for Individual Retirement Accounts (“IRAs”) or other tax-advantaged retirement plans.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
Investing in any mutual fund, including the Fund, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q3 2009 +8.00%
Worst Quarter: Q3 2008 –5.15%

The Fund’s year-to-date return for the three months ended March 31, 2013, was -0.07%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

The Value Line Tax Exempt Fund Inc | Barclays Capital Municipal Bond Index
Risk/Return:	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.78%
5 years	rr_AverageAnnualReturnYear05	5.90%
10 years	rr_AverageAnnualReturnYear10	5.10%
The Value Line Tax Exempt Fund Inc | C000020641 The Value Line Tax Exempt Fund Inc
Risk/Return:	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VLHYX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less: 12b-1 Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Net Expenses	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	369
5 years	rr_ExpenseExampleYear05	657
10 years	rr_ExpenseExampleYear10	1,478
2003	rr_AnnualReturn2003	4.09%
2004	rr_AnnualReturn2004	2.80%
2005	rr_AnnualReturn2005	2.61%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	0.96%
2008	rr_AnnualReturn2008	(7.03%)
2009	rr_AnnualReturn2009	10.50%
2010	rr_AnnualReturn2010	1.10%
2011	rr_AnnualReturn2011	9.78%
2012	rr_AnnualReturn2012	5.78%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	5.78%
5 years	rr_AverageAnnualReturnYear05	3.82%
10 years	rr_AverageAnnualReturnYear10	3.37%
The Value Line Tax Exempt Fund Inc | C000020641 The Value Line Tax Exempt Fund Inc | After Taxes on Distributions
Risk/Return:	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.78%
5 years	rr_AverageAnnualReturnYear05	3.81%
10 years	rr_AverageAnnualReturnYear10	3.30%
The Value Line Tax Exempt Fund Inc | C000020641 The Value Line Tax Exempt Fund Inc | After Taxes on Distributions and Sales
Risk/Return:	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	4.69%
5 years	rr_AverageAnnualReturnYear05	3.74%
10 years	rr_AverageAnnualReturnYear10	3.35%

[1]	For the period July 1, 2013 through June 30, 2014, EULAV Securities LLC (the "Distributor") contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets. The waiver cannot be modified or terminated before June 30, 2014 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2014.